   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 15, 1996

                                                      File No. 811-

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                            REGISTRATION STATEMENT

                                    UNDER

                      THE INVESTMENT COMPANY ACT OF 1940


                         THE INTERNATIONAL CURRENCY FUND
              (Exact Name of Registrant as Specified in Charter)

                              3435 Stelzer Road
                             Columbus, Ohio 43219
                    (Address of Principal Executive Offices)

      Registrant's Telephone Number, including Area Code: (809) 949-2001


                               George O. Martinez
                         The International Currency Fund
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                   (Name and Address of Agent for Services)

                                 With a copy to:

                           Geoffrey R.T. Kenyon, Esq.
                         Goodwin, Procter & Hoar LLP
                                Exchange Place
                         Boston, Massachusetts 02109

                               EXPLANATORY NOTE

         This Registration Statement on Form N-1A (the "Registration Statement") has been filed by the Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended. However, beneficial interests in the series of the Registrant are not being registered under the Securities Act of 1933, as amended (the "1933 Act"), because such interests will be issued solely in transactions that are exempt from registration under the 1933 Act. Investments in the Registrant's series may only be made by investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. The Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any beneficial interests in any series of the Registrant.

                         THE INTERNATIONAL CURRENCY FUND

                                     PART A

THIS PART A DOES NOT CONSTITUTE AN OFFER TO SELL, OR THE SOLICITATION OF AN OFFER TO BUY, ANY BENEFICIAL INTERESTS IN THE INTERNATIONAL CURRENCY FUND.

         Response to Items 1 through 3 and 5A have been omitted pursuant to paragraph 4 of Instruction F of the General Instructions to Form N-1A.

ITEM 4            GENERAL DESCRIPTION OF REGISTRANT.

         The International Currency Fund (the "Portfolio Trust") is an open-end management investment company which is a Delaware business trust, which is governed by the laws of the State of Delaware and was created on August 13, 1996. Beneficial interests in the Portfolio Trust are divided into separate sub-trusts or series, each having distinct investment objectives and policies, which are the U.S. Dollar Portfolio, the Pound Sterling Portfolio, the Deutschemark Portfolio and the Canadian Dollar Portfolio (the "Portfolios"). Beneficial interests in each Portfolio are issued solely in transactions that are exempt from registration under the Securities Act of 1933 (the "1933 Act"). Investments in the Portfolio Trust may only be made by investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

         The Portfolios' investment objectives are to seek to maintain a high level of liquidity, preserve capital and stability of principal expressed in the Portfolio's designated currency ("Designated Currency") and, consistent with those objectives, earn current income. The Portfolios will seek to achieve their investment objectives primarily through investing in a portfolio of high quality, short-term instruments denominated in the Portfolio's Designated Currency. Because of the uncertainty inherent in all investments, no assurance can be given that the Portfolio will achieve its investment objective.

         The investment objectives of a Portfolio is not a fundamental policy any may be changed upon notice to, but without the approval of, the Portfolio's investors. Investment policies which are not fundamental policies may be changed by the Trustees of the Portfolio Trust, without the approval of the Portfolios' investors. The Portfolios' investment policies are described further in Part B.

                      INVESTMENT POLICIES AND RESTRICTIONS

         Except as otherwise provided below, the Portfolios' investment policies are not "fundamental policies" within the meaning of the 1940 Act and may, therefore, be changed by the Portfolio Trust's Board of Trustees without a shareholder vote.

         U.S. DOLLAR PORTFOLIO
         ---------------------

         The U.S. Dollar Portfolio's investment objective is to seek to maintain a high level of liquidity, to preserve capital and stability of principal expressed in U.S. Dollars and, consistent with those objectives, earn current income. The U.S. Dollar Portfolio will invest in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities or by foreign governments or Supranational Organizations (such as the World Bank, the Inter-American Development Bank, the Asian Development Bank and the European Bank for Reconstruction and Development) as well as high-quality, short-term money market instruments such as bank certificates of deposit, bankers' acceptances and such short-term corporate debt securities as commercial paper and master demand notes.

         The U.S. Dollar Portfolio invests only in U.S. dollar-denominated high quality securities as described in this paragraph. All of the U.S. Dollar Portfolio's assets will consist of government securities and "first tier" eligible securities as defined in Rule 2a-7 under the 1940 Act, which have been
(i) rated by at least two United States nationally recognized statistical rating organizations ("NRSRO"s), such as Standard & Poor's Corporation or Moody's Investors Service, Inc., in the highest rating category for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in the highest rating category, or (iii) if unrated, determined to be comparable to such securities. See Part B.

         All securities in which the U.S. Dollar Portfolio invests have remaining maturities of thirteen months or less at the date of acquisition. The U.S. Dollar Portfolio also maintains a dollar-weighted average portfolio maturity of 90 days or less. The U.S. Dollar Portfolio follows these policies in seeking to maintain a constant net asset value of $1.00 per share, although there is no assurance it can do so on a continuing basis.

         The U.S. Dollar Portfolio may invest in U.S. dollar-denominated high quality corporate debt securities such as commercial paper and bonds and long-term unsecured debentures with remaining maturities of thirteen months or less. These investments may include, for example, obligations issued by foreign corporations and foreign counterparts of U.S. corporations, Eurodollar bonds (which are U.S. dollar-denominated obligations of foreign issuers), and Yankee bonds (which are U.S. dollar-denominated bonds issued by foreign issuers in the U.S.). Under normal market conditions, the U.S. Dollar Portfolio will have more than 25% of its total assets invested in the obligations of issuers in the banking industry. See "Special Investment Considerations and Risk Factors -- Concentration in Obligations of Qualifying Banks." For further information concerning debt securities ratings and permissible money market investments of the U.S. Dollar Portfolio, see Part B.

         Securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities in which the U.S. Dollar Portfolio may invest include direct obligations of the U.S. Treasury, including bills, bonds and notes; and obligations issued or guaranteed as to principal and interest by U.S. Government agencies or instrumentalities and supported by any of (i) the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association participation certificates); (ii) the right of the issuer to borrow a limited amount from the U.S. Treasury (e.g., securities of the Farmers Home Administration); (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (e.g., securities of the Federal National Mortgage Association); or (iv) the credit of the agency or instrumentality (e.g., securities of a Federal Home Loan
Bank).

         POUND STERLING PORTFOLIO

         The Pound Sterling Portfolio's investment objective is to seek to maintain a high level of liquidity, to preserve capital and stability of principal expressed in Pounds Sterling and, consistent with those objectives, earn current income. The Pound Sterling Portfolio will invest in securities issued or guaranteed as to principal and interest by the United Kingdom ("U.K.") Government, local authorities, city corporations and county councils or their agencies or by non-U.K. governments or Supranational Organizations as well as high-quality, short-term money market instruments such as bank certificates of deposit, bankers' acceptances and such short-term corporate debt securities as commercial paper.

         The Pound Sterling Portfolio invests only in Pound Sterling-denominated high quality securities as described in this paragraph. The Pound Sterling Portfolio assets will consist of government securities and other securities, which have been (i) rated by at least two NRSROs in the highest rating category for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in the highest rating category, or (iii) if unrated, determined to be comparable to such securities.

         All securities in which the Pound Sterling Portfolio invests have remaining maturities of 60 days or less at the date of acquisition. The Pound Sterling Portfolio follows these policies in seeking to maintain a constant net asset value of (pound)1.00 per share, although there is no assurance it can do so on a continuing basis.

         The Pound Sterling Portfolio may invest in Pound Sterling-denominated high quality corporate debt securities such as commercial paper and bonds and long-term unsecured debentures with remaining maturities of 60 days or less. Under normal market conditions, the Pound Sterling Portfolio will have more than 25% of its total assets invested in the obligations of issuers in the banking industry. See "Special Investment Considerations and Risk Factors -- Concentration in Obligations of Qualifying Banks."

         DEUTSCHEMARK PORTFOLIO


         The Deutschemark Portfolio's investment objective is to seek to maintain a high level of liquidity, to preserve capital and stability of principal expressed in Deutschemarks and, consistent with those objectives, earn current income. The Deutschemark Portfolio will invest in securities issued or guaranteed as to principal and interest by the German Government, by its sub-divisions or their agencies or by non-German governments or Supranational Organizations, as well as high-quality, short-term money market instruments such as bank certificates of deposit and such short-term corporate debt securities as commercial paper.

         The Deutschemark Portfolio invests only in Deutschemark-denominated high quality securities as described in this paragraph. The Deutschemark Portfolio's assets will consist of government securities and other securities, which have been (i) rated by at least two NRSROs in the highest rating category for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in the highest rating category, or (iii) if unrated, determined to be comparable to such securities.

         All securities in which the Deutschemark Portfolio invests have remaining maturities of 60 days or less at the date of acquisition. The Deutschemark Portfolio follows these policies in seeking to maintain a constant net asset value of DM1.00 per share, although there is no assurance it can do so on a continuing basis.

         The Deutschemark Portfolio may invest in Deutschemark-denominated high quality corporate debt securities such as commercial paper and bonds and long-term unsecured debentures with remaining maturities of 60 days or less. Under normal market conditions, the Deutschemark Portfolio will have more than 25% of its total assets invested in the obligations of issuers in the banking industry. See "Special Investment Considerations and Risk Factors -- Concentration in Obligations of Qualifying Banks."

         CANADIAN DOLLAR PORTFOLIO

         The Canadian Dollar Portfolio's investment objective is to seek to maintain a high level of liquidity, to preserve capital and stability of principal expressed in Canadian Dollars and, consistent with those objectives, earn current income. The Canadian Dollar Portfolio will invest in securities issued or guaranteed as to principal and interest by the Canadian Government, the Provinces of Canada, or their agencies or by non-Canadian governments or Supranational Organizations as well as high-quality, short-term money market instruments such as bank certificates of deposit and such short-term corporate debt securities as commercial paper.

         The Canadian Dollar Portfolio invests only in Canadian Dollar-denominated high-quality securities as described in this paragraph. The Canadian Dollar Portfolio's assets will consist of government securities and other securities which have been (i) rated by at least two NRSROs in the highest rating category for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in the highest rating category, or (iii) if unrated, determined to be comparable to such securities.

         All securities in which the Canadian Dollar Portfolio invests have remaining maturities of 60 days or less at the date of acquisition. The Canadian Dollar Portfolio follows these policies in seeking to maintain a constant net asset value of C$1.00 per share, although there is no assurance it can do so on a continuing basis.

         The Canadian Dollar Portfolio may invest in Canadian Dollar-denominated high quality corporate debt securities such as commercial paper and bonds and long-term unsecured debentures with remaining maturities of 60 days or less. Under normal market conditions, the Canadian Dollar Portfolio will have more than 25% of its total assets invested in the obligations of issuers in the banking industry. See "Special Investment Considerations and Risk Factors -- Concentration in Obligations of Qualifying Banks."

         ALL PORTFOLIOS

         In seeking to obtain its investment objectives, each Portfolio may invest in the types of securities described below.

         Variable and Floating Rate Notes
         --------------------------------

         Each Portfolio may purchase variable and floating rate instruments. These instruments may include variable amount master demand notes, which are instruments under which the indebtedness, as well as the interest rate, varies. In addition, these securities must be rated in the highest short-term rating category by an NRSRO. Unless guaranteed by the U.S. Government or one of its agencies or instrumentalities, variable or floating rate instruments purchased by the U.S. Dollar Portfolio must permit such Portfolio to demand payment of the instrument's principal at least once every thirteen months. Variable or floating rate instruments purchased by each of the other Portfolios must permit such Portfolio to demand payment of the instrument's principal at least once every 60 days. Because of the absence of a market in which to resell a variable or floating rate instrument, a Portfolio might have trouble selling an instrument should the issuer default or during periods when a Portfolio is not permitted by agreement to demand payment of the instrument, and for this or other reasons a loss could occur with respect to the instrument.

         Repurchase Agreements
         ---------------------

         Each Portfolio may invest in repurchase agreements. A repurchase agreement arises when an investor purchases a security and simultaneously agrees to resell it to the counterparty on the repurchase agreement at an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon rate which is effective for the period of time the investor's money is invested in the security and which is not related to the coupon rate on the purchased security. By providing a flexible investment vehicle, repurchase agreements permit the Portfolios to remain fully invested pending the purchase of appropriate longer-term investments.

         The Portfolios will enter into repurchase agreements only with financial institutions rated by an NRSRO in the highest rating category for short-term obligations and deemed to be creditworthy by the Investment Adviser, pursuant to guidelines established by the Portfolio Trust's Board of Trustees. During the term of any repurchase agreement, the Investment Adviser will monitor the creditworthiness of the seller, and the seller must maintain the value of the securities subject to the agreement in an amount that is greater than the repurchase price. Default or bankruptcy of the seller would, however, expose the Portfolios to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations. Because of the seller's repurchase obligations, the securities subject to repurchase agreements do not have maturity limitations.

When-Issued Securities
----------------------

         Each Portfolio may purchase when-issued debt securities, which are traded on a price or yield basis prior to actual issuance. Such purchases will be made only to achieve the relevant Portfolio's investment objective and not for leverage. The when-issued trading period generally lasts only from a few days up to a month or more; during this period interest will not accrue. Such transactions may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. The Custodian will establish a segregated account for a Portfolio when it purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments.

Illiquid Securities
-------------------

         Each Portfolio may invest up to 10% of its net assets in illiquid securities (i.e. securities which a Portfolio could not reasonably expect to sell within seven days at approximately the price at which they are valued). Under the supervision of the Portfolio Trust's Board of Trustees the Investment Adviser will determine the liquidity of each investment using various factors such as (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the likelihood of continued marketability and credit quality of the issuer. If they have a remaining maturity of more than seven days, time deposits and repurchase agreements will be considered to be illiquid securities.

         FUNDAMENTAL POLICIES

         Each of the Portfolios have adopted certain fundamental policies which may not be changed without the approval of that Portfolios' investors.

         As a fundamental policy, no Portfolio may: (i) borrow money, except from the Portfolio Trust's Custodian or from other banks in connection with redemptions or for temporary or emergency purposes (borrowings by a Portfolio may not exceed 20% of that Portfolio's net assets computed immediately after the borrowing; no additional investments may be made while any borrowings exceed 5% of the Portfolio's total assets), (ii) pledge, hypothecate, or mortgage any of the Portfolio's assets other than in connection with permitted borrowings or
(iii) make any investment which would cause more than 25% of the value of such Portfolio's total assets to be invested in securities of nongovernmental issuers principally engaged in any one industry, except that under normal market conditions each Portfolio will invest more than 25% of its total assets in obligations of Qualifying Banks (as defined herein). Additional fundamental policies of the Portfolios are set forth in Part B.

         If a percentage restriction, including one that is a fundamental policy, is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

               SPECIAL INVESTMENT CONSIDERATIONS AND RISK FACTORS

Possible Changes in Net Asset Value and Yield
---------------------------------------------

         Each Portfolio seeks to maintain a constant net asset value and generally values its investments at amortized cost. However, the value of each Portfolio may be affected by changes in interest rates and the credit standing of issuers of the Portfolios' investments. The value of the investments held by each of the Portfolios generally will vary inversely with changes in prevailing interest rates, although this variance is expected to be minimal due to the short maturities of the instruments held by the Portfolios.

         Interest rates paid on instruments denominated in a given Designated Currency may be higher or lower than those paid on instruments denominated in other Designated Currencies. Investors should recognize that in periods of declining short-term interest rates the inflow of net new money to a Portfolio from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of such Portfolio's portfolio, thereby reducing the current yield of the Portfolio. In the periods of rising interest rates, the opposite can be true. The securities in which the Portfolios invest may not produce as high a level of income as could be obtained from securities with longer maturities or those having a lesser degree of safety.

Investments in a Single Issuer
------------------------------

         Each Portfolio other than the U.S. Dollar Portfolio is non-diversified under the 1940 Act. These Portfolios intend to comply, however, with the diversification requirements applicable to regulated investment companies under the United States Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). Currently, those requirements provide that, as of the last day of each fiscal quarter, each Portfolio's investments in the securities of any one issuer must be limited to 25% of its total assets, provided that with respect to at least 50% of its total assets, a Portfolio may not have invested more than (a) 5% of its total assets in the securities of any one issuer or (b) 10% of the outstanding voting securities of any one issuer. To the extent a Portfolio is not diversified under the 1940 Act, it may be more susceptible than a fully diversified Portfolio to adverse developments affecting a single issuer.



         In addition to the foregoing, each of the Portfolios has adopted a non-fundamental investment restriction which prevents it from investing (i) more than 5% of the value of its total assets in the securities of any one issuer (other than repurchase agreements and securities issued by a sovereign government, its agencies and instrumentalities), (ii) more than 25% of the value of its total assets in repurchase agreements with one counterparty or (iii) more than 25% of the value of its total assets in securities issued by any sovereign government, its agencies and instrumentalities (other than the federal government of the United States). Securities held solely as collateral for outstanding repurchase agreements shall be excluded for purposes of computing compliance with restriction (iii). These restrictions may be eliminated or modified at any time by the Trustees of the Portfolio Trust without a shareholder vote.

Concentration in Obligations of Qualifying Banks
------------------------------------------------

         Under normal market conditions, each Portfolio will have more than 25% of its total assets invested in obligations of Qualifying Banks. For the purposes of this Part A, Qualifying Banks are defined as U.S.

banks (including savings banks or savings and loan associations) that are members of the Federal Deposit Insurance Corporation ("FDIC") and "foreign banks," as defined in Rule 3a-6 under the 1940 Act, provided that any such institution has, at the date of investment, capital, surplus and undivided profits (as of the date of its most recently published financial statements) in excess of U.S.$100,000,000 or the non-U.S. dollar equivalent, as the case may be. This concentration may result in increased exposure to risks pertaining to the banking industry. These risks include: a sustained increase in interest rates, which can adversely affect the availability and cost of funds for a bank's lending activities; exposure to credit losses during times of economic decline; concentration of loan portfolios in certain industries; national and local regulatory developments; and competition within the banking industry as well as from other financial institutions. In addition, investments in banks located in foreign countries are subject to risks resulting from the combination in those banks of banking and securities underwriting and similar activities.




Investments in Foreign Securities
---------------------------------

         Investing in securities issued by entities domiciled in a country other than an investor's country of residence or denominated in a currency other than the currency of the investor's country of residence may involve considerations and possible risks and opportunities not typically encountered by the investor in making investments in its country of residence and in securities denominated in that country's currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates and exchange control regulations, and the costs that may be incurred in connection with conversions between various currencies. In addition, investments in countries other than the United States could be affected by other factors generally not thought by investors to be present in the United States, including less liquid and efficient securities markets, greater price volatility, less publicly available information about issuers, the imposition of withholding or other taxes, restrictions on the expatriation of funds or other assets of a Portfolio, expropriation of assets, adverse diplomatic developments, higher transaction and custody costs, delays attendant in settlement procedures and difficulties in enforcing contractual obligations.


ITEM 5.           MANAGEMENT

TRUSTEES

         The Portfolios' are a separate investment series of the Portfolio Trust, a Delaware business trust governed by the laws of the State of Delaware. Under the terms of the Declaration of Trust, the affairs of the Portfolio are managed under the supervision of the Trustees of the Portfolio Trust.

         A majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Portfolio Trust, as the case may be, have adopted written procedures reasonably appropriate to deal with potential conflicts of interests arising from the fact that the same individuals are trustees of the Portfolio Trust and an investor in the Portfolio Trust, up to and including creating separate boards to trustees. See "Management" in Part B for more information about the Trustees and officers of the Portfolio Trust.

INVESTMENT ADVISER

         Rothschild International Asset Management Limited (the "Investment Adviser"), Five Arrows House, St. Swithin's Lane, London EC4N 8NR England, serves as investment adviser to the Portfolios pursuant to a Master Investment Advisory Agreement and manages the Portfolios' investments and affairs subject to the supervision of the Trustees of the Portfolio Trust. The Investment Adviser is a British corporation which was organized in 1975 and is a registered investment adviser under the U.S. Investment Advisers Act of 1940, as amended. It is an indirect, subsidiary of Rothschild Concordia AG of Zug, Switzerland, a holding company whose subsidiaries manage approximately $27 billion in assets, spread across equities, bonds and currencies.


         Subject to the supervision and direction of the Trustees of the Portfolio Trust, the Investment Adviser manages the Portfolios in accordance with their stated investment objectives and policies, recommends investment decisions for the Portfolios, places orders to purchase and sell securities on behalf of the Portfolios. Pursuant to the Master Investment Advisory Agreement, the Funds of the Rothschild Five Arrows Currency Trust, which invest all of their investable assets in the Portfolios, are permitted to use the name "Rothschild" for as long as such agreement remains in effect. In consideration for its services to the Portfolios, the Portfolio Trust has agreed to pay the Investment Adviser an annual advisory fee with respect to each Portfolio. The advisory fee for each Portfolio is calculated daily and payable monthly at an annual rate of up to .20% of average daily net assets.

         The portfolio manager for all of the Portfolios is Thomas Barman, who has been employed by the Investment Adviser as its Director for Currency Management since November 1994. He has been primarily responsible for the day-to-day management of the Portfolios' portfolios since their commencement of operations. He has over 25 years experience in fund management. From March 1993 to August 1994, Mr. Barman was a portfolio manager for Glaxo (Bermuda) Limited. From April 1991 to February 1993, he was a portfolio manager for the U.S. Office of Caisse des Depots et Consignations. Prior to that time, he served as Foreign Exchange Officer at the Federal Reserve Bank of New York and was head of the U.S. Treasury investments at Credit Suisse (New York).

         The Investment Adviser has a Code of Ethics governing personal securities transactions of certain of its employees. See the Statement of Additional Information.


ADMINISTRATOR OF THE PORTFOLIO

         BISYS Fund Services Limited Partnership, a wholly-owned subsdiary of the BISYS Group, Inc. serves as the administrator to the Portfolio (the "Administrator") pursuant to a written administration agreement with the Portfolio Trust on behalf of each Portfolio. The Administrator provides the Portfolio Trust with office space and with certain clerical services and facilities. The Administrator currently does not receive a fee from the Portfolios for its services to the Portfolio Trust.

EXPENSES

         The Portfolios are responsible for all of its costs and expenses not expressly stated to be payable by Investment Adviser, the Administrator or the Custodian. Among other expenses, the Portfolios pay investment advisory fees; bookkeeping, share pricing and custodian fees and expenses; expenses of notices and reports to interest holders. The Portfolios will also pay legal and auditing fees; any registration and reporting fees and expenses; and Trustees, fees and expenses. Expenses of the Portfolio Trust which relate to more than one of the Portfolios are allocated among such Portfolios by the Investment Adviser and the Portfolio Trust in an equitable manner, primarily on the basis of relative net asset values.

ITEM 6.  CAPITAL STOCK AND OTHER SECURITIES.

         Under the Portfolio Trust's Declaration of Trust, the Trustees are authorized to issue beneficial interests in separate series of the Portfolio Trust. Each investor is entitled to a vote in proportion to the amount of its investment in a Portfolio. Investments in the Portfolios may not be transferred, but an investor may withdraw all or any portion of his investment at any time at net asset value. Investors in the Portfolios (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will not be liable for the obligations of the Portfolios although they will bear the risk of loss of their entire respective interests in the Portfolios in which they invest. However, there is a risk that interest-holders in the Portfolios may be held personally liable as partners for the Portfolios obligations. Because the Portfolio Trust's Declaration of Trust disclaims interest-holder liability and provides for indemnification against such liability, the risk of an investor in the Portfolios incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and a Portfolio itself was unable to meet its obligations.

         Each Portfolio intends to pay redemption proceeds in cash for all interests redeemed, but, under certain conditions, each Portfolio may make payment wholly or partly in portfolio securities. In addition, the Portfolio Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act which limits each Portfolio's obligation to make cash redemption payments to any investor during any 90 day period to the lesser of $250,000 or 1% of such Portfolio's net asset value at the beginning of such period.

         The Portfolio Trust reserves the right to create and issue any number of series, in which case investments in each series would participate equally in earnings and assets of the particular series. Currently, the Portfolio Trust has four series: the U.S. Dollar Portfolio, the Pound Sterling Portfolio, the Deutschemark Portfolio and the Canadian Dollar Portfolio.

         Investments in the Portfolios have no pre-emptive or conversion rights and are fully paid and non-assessable, except as set forth above. The Portfolio Trust is not required and has no current intention to hold annual meetings of investors, but the Portfolio Trust will hold special meetings of investors when in the judgment of the Trustees it is necessary or desirable to submit matters for an investor vote. Changes in fundamental policies will be submitted to investors for approval. Investors have under certain circumstances (e.g. upon application and submission of certain specified documents to the Trustees by a specified percentage of the aggregate value of the Portfolio Trust's outstanding interests) the right to communicate with other investors in connection with requesting a meeting of investors for the purpose of removing one or more Trustees. Investors also have the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of investors. Upon liquidation of a Portfolio, investors in that Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

         As of the close of business on ________, the U.S. Dollar Fund, the Pound Sterling Fund, the Deutschemark Fund and the Canadian Dollar Fund (the "Funds"), series of shares of Rothschild Five Arrows Currency Trust, owned approximately __% of the value of the outstanding interests in their corresponding Portfolios. To the extent that each Fund controls its corresponding Portfolio, it may take actions without the approval of any other investor in such Portfolio.

         Since, as of the approximate time of this Prospectus, an affiliated person of the Investment Adviser, was the beneficial owner of all or a substantial amount of the outstanding shares of the Funds it may also be deemed to be in control of the Portfolios as control is defined in the 1940 Act. Such owners may acquire additional shares of the Funds. Although sales of the Funds' shares to other investors will reduce its percentage ownership in the Funds and the Portfolios, so long as 25% of a class of shares of either a Fund or a Portfolio is so owned, the owner will be presumed to be in control of such class of shares for purposes of voting on certain matters submitted to a vote of shareholders.

         Inquiries concerning the Portfolios should be made by contacting the Portfolios at the Portfolio Trust's registered office in care of the Administrator.

         Please see Item 7 for a discussion of the Portfolios' dividend policies.

ITEM 7.  PURCHASE OF SECURITIES BEING OFFERED.

         Beneficial interests in the Portfolios are issued solely in transactions that are exempt from registration under the 1933 Act. See "General Description of Registrant" above.

         An investment in the Portfolios may be made without a sales load by certain eligible investors. All investments are made at the net asset value next determined after an order and payment for the investment is received by the Portfolio Trust or its agent by the designated cutoff time for each investor.


         There is no minimum initial or subsequent investment in the Portfolio. However, because the Portfolio intends to be as fully invested at all times as is reasonably practicable in order to enhance the yield on its assets, investments must be made in disbursable funds in the relevant Portfolio's Designated Currency (i.e., monies credited to the account of the Portfolio Trust's custodian bank by a designated bank.)

         The net asset value per share of each Portfolio, expressed in the relevant Designated Currency, is determined by dividing the value of the Portfolio's net assets (i.e., the value of its investments, including accrued but undistributed net investment income, less liabilities) by the total number of shares of the Portfolio outstanding. Such net asset values are determined once every Trust Business Day at 2:00 p.m. U.S. Eastern Time for the U.S. Dollar and Canadian Dollar Portfolios and 9:00 a.m. U.S. Eastern Time for the Pound Sterling Portfolio and noon U.S. Eastern Time for the Deutschemark Portfolio. A "Portfolio Trust Business Day" is defined as any day on which the New York Stock Exchange (the "Exchange") is open for trading or banks in New Y ork City are open for business from 9:00 a.m. to 5:00 p.m. U.S. Eastern Time ("Portfolio Trust Hours of Operation"). Thus, the Trust will be open for business every day except for Saturdays, Sundays and holidays which are observed by both the Exchange and New York City banks (scheduled holidays for 1997 are New Year's Day, President's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). The value of the investments held by each Portfolio is determined in its Designated Currency once every 24 hours
during Portfolio Trust Hours of Operation.      Each Portfolio seeks to
maintain the following constant net asset value per share:

                      U.S. Dollar Portfolio                           U.S. $1.00
                      Pound Sterling Portfolio                       (pound)1.00
                      Deutschemark Portfolio                              DM1.00
                      Canadian Dollar Portfolio                           C$1.00

        It is anticipated that each Portfolio's assets will utilize the amortized cost method of valuation as a reasonable means of approximating each Portfolio's market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization or accretion to maturity of any premium or discount. If at any time, however, the market value of any Portfolio's total assets deviates more than 1/2 of 1% from their value determined on an amortized cost basis, the Portfolio Trust's Board of Trustees will consider whether any action should be initiated to prevent any adverse effects on the Portfolios' shareholders. The Portfolio Trust's Board of Trustees will monitor the use of the amortized cost method of valuation in order to ensure that this method continues to be in the best interest of the Portfolios' shareholders. There may be periods during which the stated value of an instrument determined under the amortized cost method of valuation is higher or lower than the price the Portfolio would receive if the instrument were sold, and the accuracy of amortized cost
[/R]
valuation can be affected by changes in interest rates and the credit standing of issuers of the Portfolio's investments. There is no assurance that the Portfolios will maintain a stable net asset value per share.

        If in the view of the Portfolio Trust's Board of Trustees it is inadvisable to continue maintaining a constant net asset value for any Portfolio, the Board of Trustees may discontinue using the amortized cost method of valuation for such Portfolio.

               The Portfolio Trust reserves the right to cease accepting investments in any Portfolio at any time or to reject any purchase order in whole or in part. All of a shareholder's accounts will be subject to the elections and instructions specified by the shareholder in the Application Agreement covering the accounts. Shareholders of a Portfolio would be notified of a decision by the Board of Trustees to discontinue the use of the amortized cost method with respect to such Portfolio. The form of notification would depend on the context of such a decision and could include, for example, the mailing of written notifications and/or the issuance of a press release.

        Ownership of interests in the Portfolio Trust will be reflected by book-entry, and certificates for shares will not be issued. Investment in the Portfolio Trust is not recommended for any investors who require a stock certificate to evidence their shares.



        Purchases of shares of a Portfolio will be effected on Portfolio Trust Business Days in accordance with the procedures set forth below and only when the wire system designated for use in transmitting money to the relevant Portfolio permits the timely transmission of funds that are immediately available to the Portfolio Trust for investment purposes ("Disburseable Funds"). Additionally, on days when the New York Stock Exchange and/or the Portfolio Trust's Custodian close early due to a partial holiday or otherwise, the Portfolio Trust reserves the right to advance the times at which purchase and redemption orders must be received.

         o Purchase orders for shares of the U.S. Dollar Portfolio received prior to 11 a.m. U.S. Eastern Time on a Portfolio Trust Business Day will settle on that same day (or the next New York Banking Day (as defined below) if such Portfolio Trust Business Day is not a New York Banking Day).

         o Purchase orders for shares of the Canadian Dollar Portfolio received prior to 11 a.m. U.S. Eastern Time on a Portfolio Trust Business Day will settle on the same day (or the next Toronto Banking Day (as defined below) if such Portfolio Trust Business Day is not a Toronto Banking Day).

         o Purchase orders for shares of the Pound Sterling Portfolio received prior to 5 p.m. U.S. Eastern Time on a Portfolio Trust Business Day will settle on the following London Banking Day (as defined below).

         o Purchase orders for shares of the Deutschemark Portfolio received prior to 10 a.m. U.S. Eastern Time on a Portfolio Trust Business Day will settle on the following Frankfurt Banking Day (as defined below provided however that if such a Portfolio Trust Business Day is not a Frankfurt Banking Day, the purchase order will settle on its second following Frankfurt Banking Day).

        If a purchase order is not received prior to the applicable time listed above, such purchase order shall be deemed to have been received on the next following Portfolio Trust Business Day. Investors will be entitled to any dividends declared or income earned on the day when their purchase orders are processed, provided that Disbursable Funds are received in the relevant Portfolio's Designated Currency in the appropriate bank account (details of which are set out on the Application Agreement) by the close of business on that same day. If Disbursable Funds, with respect to any purchase order, are not received by this time by the Portfolio Trust, the Portfolio Trust reserves the right, in its sole discretion, (a) to accept the order and assess interest on the overdue payment, or (b) to cancel the order, and to hold the purchaser responsible for any loss and other costs incurred by the Portfolio Trust.

        Under the anticipated method of operation of the Portfolios, it is expected that each Portfolio will not be subject to any U.S. federal or state income tax. However, any investor in the Portfolios that is subject to U.S. tax will take into account its share (as determined in accordance with the governing instruments of the relevant Portfolio) of that Portfolio's ordinary income and capital gain in determining its income tax liability, if any. The determination of such share will be made in accordance with the Internal Revenue Code.

        It is intended that each Portfolio's assets, income and distributions will be managed in such a way that an investor in any Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code, assuming that the investor invested all of its investment securities (as such phrase is used in the 1940 Act) in the relevant Portfolio.

        A "New York Banking Day" is every day except Saturdays, Sundays and holidays observed by New York City banks (scheduled holidays for 1997 are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day).

        A "London Banking Day" is every day except Saturdays, Sundays and holidays observed by London banks (scheduled holidays for 1997 are New Year's Day, Good Friday, Easter Monday, May Holiday, Spring Holiday, Late Summer Holiday, Christmas Day and Boxing Day).

        A "Frankfurt Banking Day" is every day except Saturdays, Sundays and holidays observed by Frankfurt banks (scheduled holidays for 1997 are New Year's Day, Epiphany, Good Friday, Easter Monday, Labor Day, Ascension Day, Whit Monday, Corpus Christii, Assumption Day, German Unity Day, All Saint's Day, Day of Penance, Christmas Eve Holiday, Christmas Day, Boxing Day and New Year's Holiday).

        A "Toronto Banking Day" is every day except Saturdays, Sundays and holidays observed by Toronto banks (scheduled holidays for 1997 are New Year's Day, Good Friday, Easter Monday, Victoria Day, Canada Day, Labour Day, Thanksgiving, Remembrance Day, Christmas Eve Holiday, Christmas Day and Boxing
Day).



ITEM 8.  REDEMPTION.

        Redemptions of shares of a Portfolio will be effected on Portfolio Trust Business Days in accordance with the procedures set out below, and only when the wire system designated for use in transmitting money from the relevant Portfolio permits the timely transmission of redemption proceeds. Additionally, as for purchases of shares, the Portfolio Trust reserves the right to advance the times at which purchase and redemption orders must be received (see section headed "Purchases Of Securities Being Offered" above).

         o Redemption requests for shares of the U.S. Dollar Portfolio received prior to 11 a.m. U.S. Eastern Time on a Portfolio Trust Business Day will settle on that same day (or the next New York Banking Day if such Portfolio Trust Business Day is not a New York Banking Day).

         o Redemption requests for shares of the Canadian Dollar Portfolio received prior to 11 a.m. U.S. Eastern Time on a Portfolio Trust Business Day settle on that same day (or the next Toronto Banking Day if such Portfolio Trust Business Day is not a Toronto Banking Day).

         o Redemption requests for shares of the Pound Sterling Portfolio received prior to 5 p.m. U.S. Eastern Time on a Portfolio Trust Business Day will settle on the following London
                  Banking Day.

         o Redemption requests for shares of the Deutschemark Portfolio received prior to 10 a.m. U.S. Eastern Time on a Portfolio Trust Business Day will settle on the following Frankfurt Banking Day provided, however, that if such a Portfolio Trust Business Day is not a Frankfurt Banking Day , the redemption request will settle on the second following Frankfurt Banking Day.


        If a redemption request is not received prior to the applicable time listed above, such request shall be deemed to have been received on the next following Portfolio Trust Business Day. Shareholders shall be entitled to any dividends declared or income earned up to and including the day before the day on which the redemption request is scheduled to be settle.

        If the Investment Adviser believes that market conditions exist which preclude the Portfolio Trust from making prompt payment in a Portfolio's Designated Currency, the Portfolio Trust can elect to take up to seven days to pay redemption proceeds or to pay redemption proceeds wholly or partly in readily marketable portfolio securities. The Portfolio Trust is obligated to effect a redemption in currency without regard to market conditions if requested by a shareholder redeeming $250,000 or less (or in the applicable Designated Currency equivalent thereof ) or 1% or less of a Portfolio's net assets, whichever is less, during any 90-day period.

         Except as provided below, all redemptions in currency will be are made by wire transfer on the settlement day in the Designated Currency of the Portfolio whose shares are being redeemed through a recognized electronic funds transfer system which handles such designated covering. A charge of $20 (or the equivalent in the relevant Portfolio's Designated Currency) against the shareholder's account will be imposed for each wire redemption. Banks receiving redemption proceeds by wire may also impose a charge for doing so.

        If a redemption request does not meet the minimum amount and other requirements for sending currency through the electronic funds transfer system employed by the Portfolio, redemption proceeds will be paid by check mailed to the shareholder. Each shareholder may pre-designate one bank account per Portfolio to which redemption proceeds can be directed.

        When redemption proceeds are paid in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to currency. For further information concerning redemptions in portfolio securities, shareholders should telephone the Administrator. Redemption in portfolio securities will be made by delivery to the shareholder, or to another party at the shareholder's direction, of portfolio securities (together with a cash payment in the Portfolio's Designated Currency equal to the value and in lieu of any fractional securities required to be delivered) with a value determined at the time the redemption is made to equal the aggregate net asset value of the Portfolio shares being redeemed next determined following receipt of the redemption request.

        To the extent permitted by applicable law, the right of redemption with respect to a Portfolio may be suspended or the date of payment postponed for more than seven days when trading in the markets in which the Portfolio's securities are traded is restricted or for a period during which an emergency exists as a result of which disposal by the Portfolio of its securities is not reasonably practicable or it is not reasonably practicable for the Portfolio fairly to determine the value of its assets. In addition, the right of redemption may be suspended or the date of payment postponed for such other periods as the SEC by order may permit to protect the Portfolio Trust's shareholders.

ITEM 9.  PENDING LEGAL PROCEEDINGS.

        Not applicable.

Dated ________, 1996

                         THE INTERNATIONAL CURRENCY FUND


                                     PART B

ITEM 10.  COVER PAGE.

This Part B expands upon and supplements the information contained in Part A of The International Currency Fund (the "Portfolio Trust") of which there are four separate investment series: the U.S. Dollar Portfolio, the Pound Sterling Portfolio, the Deutschemark Portfolio and the Canadian Dollar Portfolio. This Part B should be read in conjunction with such Part A.

NEITHER PART A NOR THIS PART B CONSTITUTES AN OFFER TO SELL, OR THE SOLICITATION OF AN OFFER TO BUY, ANY BENEFICIAL INTERESTS IN THE INTERNATIONAL CURRENCY FUND.

ITEM 11.  TABLE OF CONTENTS                                         PAGE

         GENERAL INFORMATION AND HISTORY..................................1
         INVESTMENT OBJECTIVES AND POLICIES...............................2
         MANAGEMENT......................................................10
         CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............11
         INVESTMENT ADVISORY AND OTHER SERVICES..........................12
         BROKERAGE ALLOCATION AND OTHER PRACTICES........................13
         CAPITAL STOCK AND OTHER SECURITIES..............................14
         PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING
                  OFFERED................................................14
         TAX STATUS......................................................16
         UNDERWRITERS....................................................16
         CALCULATION OF PERFORMANCE DATA.................................16
         FINANCIAL STATEMENTS............................................16


ITEM 12.  GENERAL INFORMATION AND HISTORY.

         The Portfolios are series of the Portfolio Trust, which is a newly-formed business trust and an open-end management investment company under the 1940 Act. The Portfolio Trust was organized as a Delaware business trust under the laws of the State of Delaware on August 13, 1996.

         Interests in the Portfolios have no preemptive or conversion rights, and are fully paid and non-assessable, except as set forth below. The Portfolios normally will not hold meetings of holders of such interests except as required under the 1940 Act. The Portfolios would be required to hold a meeting of holders in the event that at any time less than a majority of its Trustees holding office had been elected by holders. The Trustees of the Portfolio Trust continue to hold office until their successors are elected and have qualified. A Trustee of the Portfolio Trust may be removed upon a majority vote of the interests held by holders in the Portfolios Trust qualified to vote in the election. The 1940 Act requires the Portfolios to assist their holders in calling such a meeting. Upon liquidation of the Portfolios, holders in the Portfolios would be entitled to share pro rata in the net assets of the Portfolio Trust available for distribution to holders.

         Each holder in a Portfolio is entitled to vote in proportion to its percentage interest in such Portfolio.


ITEM 13.  INVESTMENT OBJECTIVES AND POLICIES.

         Part A contains additional information about the investment objectives and policies of the Portfolios. This Part B should be read only in conjunction with Part A. This section contains supplemental information concerning the types of securities and other instruments in which the Portfolios may invest, the investment policies and portfolio strategies that the Portfolios may utilize and certain risks attendant to those investments, policies and strategies.

         All of the Portfolios' fundamental investment restrictions are set forth below. These fundamental investment restrictions may not be changed except by the affirmative vote of a majority of the Portfolios outstanding voting securities as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Under the 1940 Act, a "vote of the majority of the outstanding voting securities" means the vote, at the annual or a special meeting of security holders duly called, (i) of 67% or more of the voting securities present at the meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (ii) of more than 50% of the outstanding voting securities, whichever is less. Under these restrictions, it is the policy of each Portfolio:

         (1) not to invest in a security if the transaction would result in the Portfolio owning more than 10% of any class of voting securities of an issuer;

         (2) not to issue senior securities, except that the Portfolio may borrow money in accordance with Restriction 10 below;

         (3) not to underwrite or participate in the marketing of securities of other issuers;

         (4)      not to purchase or sell real estate in fee simple;

         (5)      not to invest in commodities or commodity contracts;

         (6) not to make loans except that the Portfolio may purchase bonds, debentures, notes and similar debt obligations, including money market instruments, directly from the issuer thereof or in the open market and may engage in repurchase transactions;

         (7)      not to conduct arbitrage transactions;

         (8) not to invest in interests in oil, gas or other mineral exploration or development programs (provided that the Portfolio may invest in securities which are based, directly or indirectly, on the credit of companies which invest in or sponsor such programs);


         (9) not to make any investment which would cause more than 25% of the value of such Portfolio's total assets to be invested in securities of nongovernmental issuers principally engaged in any one industry, except that under normal market conditions each Portfolio will invest more than 25% of its total assets in obligations of Qualifying Banks (as defined in Part A) and further provided that in the event that the diversification requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") are revised so as to permit one or more of the Portfolios to invest more than 25% of its total assets in government obligations of the country that issues the relevant Fund's Designated Currency, then each such Portfolio will under normal market conditions invest more than 25% of its total assets in such obligations;

         (10) not to borrow money except in connection with redemptions or for temporary and emergency purposes and then not in an amount in excess of 20% of the value of its net assets, provided that additional investments will be suspended during any period when borrowings exceed 5% of the Portfolio's total assets; and

         (11) not to purchase securities on margin, make a short sale of any securities or purchase or deal in puts, calls, straddles or spreads with respect to any security, except that the Portfolio may acquire puts in connection with enhancing the liquidity of its securities.

         The following investment restrictions may be changed by vote of a majority of the Trustees of the Portfolio Trust. Under these restrictions, it is the policy of each Portfolio:

         (1) not to hypothecate, mortgage or pledge any of its assets except as may be necessary in connection with permitted borrowings;

         (2) not to purchase a security issued by another investment company if, immediately after such purchase, the Portfolio would own, in the aggregate, (i) more than 3% of the total outstanding voting stock of such other investment company;
                  (ii) securities issued by such other investment company having an aggregate value in excess of 5% of the value of the Portfolio's total assets; or (iii) securities issued by such other investment company and all other investment companies (other than treasury stock of the Portfolio) having an aggregate value in excess of 10% of the value of the Portfolio's total assets; provided, however, that the Portfolio may purchase investment company securities without limit for the purpose of completing a merger, consolidation or other acquisition of assets;

         (3) not to invest in companies for the purpose of exercising control over their management;

         (4) not invest more than 5% of the value of its total assets in any issuer (other than repurchase agreements and securities issued by a sovereign government, its agencies or instrumentalities);

         (5) not to invest more than 25% of its total assets in securities issued by a sovereign government, its agencies or instrumentalities (other than the U.S. federal government), provided that securities held solely as collateral for outstanding repurchase agreements shall be excluded for purposes of computing compliance with this restriction; and

         (6) not to invest more than 25% of its total assets in repurchase agreements with any one counterparty.


                            MONEY MARKET INSTRUMENTS

         U.S. Dollar Portfolio
         ---------------------

         The following describes further the money market instruments in which the U.S. Dollar Portfolio will invest and is provided as a supplement to the discussion appearing in the Prospectus.

Short-Term Corporate Debt Instruments

         Short-term corporate debt instruments include commercial paper (i.e., short-term, unsecured promissory notes) issued by corporations (including bank holding companies) to finance short-term credit needs. Commercial paper is usually sold on a discounted basis and has a maturity at the time of issuance not exceeding nine months.

         Short-term corporate debt instruments also include master demand notes. Master demand notes are obligations of companies that permit an investor to invest fluctuating amounts at varying rates of interest pursuant to arrangements between the investor, as lender, and the companies, as borrowers. The U.S. Dollar Portfolio will have the right, at any time, to increase the amount lent up to the full amount provided by a note. Because the U.S. Dollar Portfolio may also decrease the amount lent at any time, such instruments are highly liquid and in effect have a maturity of one business day. The borrower will have the right, at any time, to prepay up to the full amount of the amount borrowed without penalty. Because the notes are direct lending obligations between the U.S. Dollar Portfolio and the borrowers, they are generally not traded and there is no secondary market. Consequently, the U.S. Dollar Portfolio's ability to receive repayment will depend upon the borrower's ability to pay principal and interest on the U.S. Dollar Portfolio's demand. The U.S. Dollar Portfolio will invest only in notes that either have the ratings described below for commercial paper or (because notes are not typically rated by credit rating agencies) unrated notes that are issued by companies having the ratings described below for issuers of commercial paper. The Fund does not expect that the notes will be backed by bank letters of credit. The Investment Adviser will monitor the value of the U.S. Dollar Portfolio's investments in commercial paper and master demand notes, taking into account such factors as the issuer's earning power, cash flow and other liquidity ratios.

         Commercial paper investments at the time of purchase will be rated in the highest rating category by an NRSRO, such as A-1 by Standard & Poor's Corporation ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding debt issue rated at least AA by S&P or Aa by Moody's or equivalent or determined to be of comparable quality. See "Information about Securities Ratings of NRSROs" below for further information.

         Under certain limited circumstances, the U.S. Dollar Portfolio may invest in nonconvertible corporate debt securities (e.g., bonds and debentures which may be issued by U.S. or non-U.S. corporations) with no more than thirteen months remaining either to the date of maturity or the date on which, under the indenture governing the security, it may be sold back to the issuer thereof for payment of principal and accrued interest. Corporate debt securities with a remaining maturity of thirteen months or less are liquid (and tend to become more liquid as their maturities lessen) and are traded as money market securities. Such securities also tend to have considerably less market value fluctuation than longer term issues.

         Corporate debt and other securities in which the U.S. Dollar Portfolio invests must be U.S. dollar-denominated Eligible Securities (as defined in Rule 2a-7 under the 1940 Act) that are determined to present minimal credit risks. In general, the term "Eligible Securities" is limited to:

         (i) securities with remaining maturities of 13 months or less that are rated (or have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any securities within that class, that are comparable in priority and security with the relevant security) by the requisite number (i.e., two, if two organizations have issued ratings and one if only one has issued a rating) of NRSROs in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing), or

         (ii) securities that at the time of issuance were long-term securities (i.e., that had remaining maturities greater than 397 calendar days) but that now have remaining maturities of 397 calendar days or less and which were issued by an issuer that has received from the requisite NRSROs a rating, with respect to a class of short-term debt obligations (or any security within that class) that is comparable in priority and security with the relevant security, in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing), or

         (iii) securities which are "unrated" (as defined in Rule 2a-7) but determined to be of comparable quality to the foregoing by the Portfolio Trust's Board of Trustees or the Investment Adviser under their supervision (provided that a security that at the time of issuance was a long-term security but that has a remaining maturity of 397 calendar days less and that is an "unrated" security is not an "Eligible Security" if the security has a long-term rating from any NRSRO that is not within the NRSRO's three highest categories (within which there may be sub-categories or gradations indicating relative standing)).

         As indicated in the Prospectus, the U.S. Dollar Portfolio will further limit its investments to Eligible Securities that are government securities and "first tier" Eligible Securities as defined in Rule 2a-7 under the 1940 Act.

Bank Money Investments

         Bank money investments include but are not limited to certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A banker's acceptance may be obtained from a domestic or foreign bank including a U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are nontransferable deposits made for a fixed period of time at a stated interest rate. The U.S. Dollar Portfolio will not invest in any bank money investment unless the investment is issued by a U.S. bank that is a member of the Federal Deposit Insurance Corporation ("FDIC"), including any foreign branch thereof, a U.S. branch or agency of a "foreign bank", as defined under Rule 3a-6 of the 1940 Act, a foreign branch of a foreign bank, or a savings bank or savings and loan association that is a member of the FDIC and which at the date of investment has capital, surplus and undivided profits (as of the date of its most recently published financial statements) in excess of $100 million or the equivalent in the relevant Portfolio's Designated Currency (a "Qualifying Bank").

         U.S. branches and agencies of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated either federally or under state law. U.S. federal branches or agencies of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective states or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect to obtain FDIC insurance. Unlike U.S. branches of foreign banks, U.S. agencies of foreign banks may not accept deposits and thus are not eligible for FDIC insurance. Both branches and agencies can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.



U.S. Government Securities

         U.S. Government securities consist of various types of marketable securities issued by the U.S. Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the U.S. Government and differ mainly in the lengths of their maturities. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

Government Agency Securities

         Government agency securities consist of fixed income securities issued or guaranteed by agencies and instrumentalities of the U.S. Government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies and instrumentalities include, among others, the Federal Housing Administration, Government National Mortgage Association ("GNMA"), Federal National Mortgage Association, Farmers Home Administration, Export-Import Bank of the U.S., Federal Maritime Administration, General Services Administration and Tennessee Valley Authority. Instrumentalities include, for example, the Central Bank for Cooperatives, Federal Home Loan Banks, Federal Farm Credit Banks, Student Loan Marketing Association, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks and the U.S. Postal Service. The U.S. Dollar Portfolio will purchase such securities only so long as they are backed by any of (i) the full faith and credit of the U.S. Treasury (e.g., U.S. Treasury bills, bonds and notes and GNMA participation certificates), (ii) the right of the issuer to borrow a limited amount from the U.S. Treasury (e.g., securities of the Farmers Home Administration), (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (e.g., securities of the Federal National Mortgage Association) or (iv) the credit of the agency or instrumentality (e.g., securities of a Federal Home Loan Bank).

Custodial Receipts

         The U.S. Portfolio may acquire, subject to the limitations described herein, custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" (CATS"), and may not be treated as U.S. Government securities.


                        ADDITIONAL INFORMATION CONCERNING
                CERTAIN INVESTMENT TECHNIQUES FOR ALL PORTFOLIOS

         Each Portfolio may invest in the securities or utilize the investment techniques listed in this section:

Repurchase Agreements

         A repurchase agreement is an agreement under which a Portfolio acquires money market instruments (generally government securities, bankers' acceptances or certificates of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed-upon price and date (normally the next business day). The resale price reflects an agreed-upon interest rate effective for the period the instruments are held by a Portfolio and is unrelated to the interest rate on the instruments. The instruments acquired by a Portfolio (including accrued interest) must have an aggregate market value in excess of the resale price and will be held by the Custodian for such Portfolio until they are repurchased. The Trustees of the Portfolio Trust will monitor the standards which the Investment Adviser will use in reviewing the creditworthiness of any party to a repurchase agreement with any of the Portfolios.

         The use of repurchase agreements involves certain risks. For example, if the seller defaults on its obligation to repurchase the instruments acquired by a Portfolio at a time when their market value has declined, such Portfolio may incur a loss. If the seller becomes insolvent or subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the instruments acquired by such Portfolio are collateral for a loan by such Portfolio and therefore are subject to sale by the trustee in bankruptcy. Finally, it is possible that a Portfolio may not be able to substantiate its interest in the instruments it acquires. While the Trustees of the Portfolio Trust acknowledge these risks, it is expected that they can be controlled through careful documentation and monitoring.

Illiquid Securities

         No Portfolio may invest more than 10% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise "illiquid". The Investment Adviser will monitor the amount of illiquid securities in each Portfolio's portfolio, to ensure compliance with such Portfolio's investment restrictions.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Portfolio might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests within seven days. The Portfolio might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         All of the Portfolios may buy or sell restricted securities in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule, and the markets and trading practices for such securities are relatively new and still developing; depending on the development of such markets, such Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Trustees of the Portfolio Trust. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, marketmaking activity, and the nature of the security and marketplace trades. Investments in Rule 144A Securities could have the effect of increasing the level of the relevant Portfolio's illiquidity to the extent that qualified institutional buyers become, for a time, disinterested in purchasing such securities. Also, the relevant Portfolio may be adversely impacted by the possible illiquidity and subjective valuation of such securities in the absence of a market for them.

Concentration in Obligations of Qualifying Banks

         Under normal market conditions, more than 25% of the total assets of each Portfolio may be invested in obligations of Qualifying Banks as set forth in Part A.

         Obligations of non-U.S. branches of U.S. banks and of non-U.S. banks, such as certificates of deposit and time deposits, may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic U.S. banks or U.S. branches of non-U.S. banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Non-U.S. branches of U.S. banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a non-U.S. branch of a U.S. bank or about a non-U.S. bank than about a U.S. bank.

Investing in Non-U.S. Securities

         Each of the Portfolios may invest in non-U.S. securities. Non-U.S. securities markets generally are not as developed or as efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of prices can be greater than in the United States. In addition, there may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers.

         The value of securities purchased with and payable in one Designated Currency will be affected favorably or unfavorably relative to other currencies by changes in currency exchange rates and exchange control regulations. Furthermore, some of the securities may be subject to foreign transaction taxes which could have the effect of increasing the cost of such investments and which would reduce the realized gain or increase the realized loss on such securities at the time of sale. Transaction costs and custodial expenses for a portfolio of non-U.S. securities generally are higher than for a portfolio of U.S. securities. Interest payments from certain foreign securities may be subject to foreign withholding taxes on interest income payable on the securities.

         U.S. Government policies have in the past, through taxation and other restrictions, discouraged certain investments abroad by U.S. investors. While no material restrictions of that type are currently in effect, they could be reinstituted. In an extreme case, restrictions of that type could require the liquidation of a Portfolio (other than the U.S. Dollar Portfolio).

Floating Rate and Variable Rate Demand Notes

         Each Portfolio may purchase floating rate and variable rate demand notes and bonds. These securities may have a stated maturity in excess of one year, but permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

Investing in Supranational Organizations

         The supranational organizations in which each Portfolio may invest include, without limitation, the organizations listed below:

         The International Bank for Reconstruction and Development (the "World Bank"), which was established in 1945, is an international institution having as members a large portion of the world's sovereign governments. The principal purposes of the World Bank are: (i) to assist in the reconstruction and development of its member countries by facilitating the investment of capital for productive purposes, thereby promoting the long-range growth of international trade and the improvement of standards of living; (ii) to promote private foreign investment by guarantees of and participation in loans and other investments made by private investors; and (iii) when private capital is not available on reasonable terms, to make loans for productive purposes out of its own resources or funds borrowed by it.

         The Inter-American Development Bank, which became effective in 1959, has a membership comprised primarily of sovereign governments located in the western hemisphere as well as a number of countries from outside that region. The principal purposes of the Bank are: (i) to promote the investment of public and private capital for development purposes in the Americas; (ii) to utilize its own capital, funds raised by it in financial markets, and other available resources, for financing development of member countries, giving priority to those loans and guarantees that will contribute most effectively to their economic growth; (iii) to encourage private investment in projects, enterprises, and activities contributing to economic development and to supplement private investment when private capital is not available on reasonable terms and conditions; (iv) to cooperate with member countries to orient their development policies toward a better utilization of their resources, in a manner consistent with objectives of making their economics more complimentary, and of fostering orderly growth of their foreign trade; and (v) to provide technical assistance for preparation, financing and implementation of development plans and projects, including the study of priorities and the formulation of specific project proposals.

         The Asian Development Bank was established in 1965 and has a membership comprised primarily of sovereign governments located in Asia, as well as a number of nations outside the region. The purposes of the Bank are: (i) to encourage regional economic cooperation in the Asian and Pacific region and (ii) to encourage economic growth of its developing members by lending funds, promoting investment and providing technical assistance with special regard to the needs of smaller or less developed countries.

         The European Bank for Reconstruction and Development was established in 1991 and has a membership comprised primarily of sovereign governments, the European Union and the European Investment Bank. The purpose of the Bank is to provide project specific direct financing to foster the economic and democratic transition process and to promote private and entrepreneurial initiatives in those countries through the provision of loans, equity investments, guarantees and technical cooperation.

ITEM 14.  MANAGEMENT.

TRUSTEES AND OFFICERS OF THE PORTFOLIO TRUST

         The Trustees and executive officers of the Portfolio Trust, together with information as to their principal business occupations during the last five years, are shown below. All executive officers of the Portfolio Trust are affiliates of Rothschild International Asset Management Limited, the Portfolios' Investment Adviser (the "Investment Adviser"). Each Trustee who is an "interested person" (as defined in the 1940 Act) of the Portfolio Trust is indicated by an asterisk. Certain officers and members of the Board of Trustees of the Portfolio Trust are not residents of the United States. Virtually all or a substantial portion of the assets of such persons are located outside of the United States. It may not be possible for shareholders to effect service of process within the United States upon such persons or to enforce in courts inside or outside the United States judgements obtained against such persons in courts in jurisdictions outside the United States, in each case, in any action, including actions predicated upon the civil liability provisions of the United States securities laws. In addition, it may be difficult for shareholders to enforce, in original actions brought in courts in jurisdictions outside the United States, liabilities predicated solely upon the United States securities laws.


                                                       PRINCIPAL
                                                       OCCUPATION
NAME, ADDRESS AND             POSITION HELD            DURING PAST
DATE OF BIRTH                 WITH TRUST               5 YEARS
-------------                 ----------               -------
Peter B. Collacott*           President and Trustee    Managing Director,
Five Arrows House                                      Rothschild, Asset
St. Swithin's Lane                                     Management Limited;
London EC4N 8NR U.K.                                   Director, International
Born June 19, 1944                                     Biotechnology Trust.

Paul R. Freeman*              Senior Vice President    Director, Rothschild
Five Arrows House             and Trustee              Asset Management Limited
St. Swithin's Lane                                     (July 1994 to date);
London EC4N 8NR U.K.                                   Product Development
Born September 30, 1955                                Director,
                                                       Henderson Touche
                                                       Remnant Unit Trust
                                                       Management Limited
                                                       (Oct. 1993 - July 1994)
                                                       Prior to October 1993,
                                                       Company Secretary and
                                                       Head of Product
                                                       Development for GT
                                                       Management PLC.

Alan T. Jeffers               Trustee                  Private Investor;
51 Clearwater Cove                                     Consultant to Rothschild
Old Dunleary Road                                      Asset Management Limited
Dun Laoghaire,                                         from 1986 to September 1996;
County Dublin, Ireland                                 Chairman, Dipcot Holdings Ltd.;
Born August 17, 1938                                   Chairman, Danfay Ltd; Director,
                                                       Hibernian Group Plc; Founder and
                                                       Director, Banking Automation Ltd.;
                                                       Chairman, Provita Europe Ltd.; Chairman,
                                                       Biotrin Holdings Ltd.; Chairman,
                                                       Capteur Sensors & Analysers Limited.

Bryan J. Walsh                Trustee                  President and Managing
11 Lower Tuckahoe Road West                            Directory of Salisbury
Richmond, Virginia                                     Research 1991-date.
23233-6129 U.S.A.
Born November 6, 1944

Roger M. Kubarych             Trustee                  General Manager - Henry
65 East 55th Street                                    Kaufman & Company Inc.
New York, NY  10022                                    overseeing the firm's
Born ______________                                    international money
                                                       management activities and
                                                       financial and economic
                                                       consulting services.


Tony Mercure                  Vice President           Director of Client Services,
BISYS Fund Services, Inc.                              BISYS Fund Services, Inc.
3435 Stelzer Road                                      and has served in a variety
Columbus, OH  43219                                    of positions within
                                                       BISYS Fund Services, Inc.
                                                       since 1991.

Adrian Waters                 Treasurer                Managing Director,
BISYS Fund Services                                    BISYS Fund Services (Ireland) LTD.,
(Ireland) Limited                                      Manager, Price Waterhouse,
Floor 2, Block 2                                       1989 - May 1993.
The Harcourt Centre
Dublin 2 Ireland

Mary Gamble                   Vice President           Associate Director,
BISYS Fund Services, Inc.                              BISYS Fund Services, Inc.,
First and Market Building,                             March 1995 to present;
Suite 300                                              Assistant Vice President,
100 First Avenue                                       Concord Financial Group,
Pittsburgh, PA  15222                                  July 1987 to March 1995.

Chuck Booth                   Vice President           Vice President, BISYS Fund Services, Inc.
BISYS Fund Services, Inc.                              and has served in a
3435 Stelzer Road                                      variety of positions within
Columbus, OH  43219                                    BISYS Fund Services, Inc.
                                                       since 1991.

Bill Tomko                    Vice President           Senior Vice President,
BISYS Fund Services, Inc.                              BISYS Fund Services, Inc.
3435 Stelzer Road                                      and has served in a
Columbus, OH  43219                                    variety of positions within
                                                       BISYS Fund Services, Inc.
                                                       since 1991.

Alaina Metz                   Assistant Secretary      Chief Administrator,
BISYS Fund Services, Inc.                              Administrative and Regulatory Services,
3435 Stelzer Road                                      BISYS Fund Services, Inc.
Columbus, OH  43219                                    June 1995 to present; Supervisor,
                                                       Mutual Fund Legal Department,
                                                       Alliance Capital Management,
                                                       May 1989 to June 1995.

Catherine Brady               Assistant Treasurer      Accounting Services Manager,
BISYS Fund Services                                    BISYS Fund Services (Ireland) LTD.,
(Ireland) Limited                                      March 1994 to present;
Floor 2, Block 2                                       Supervisor, Price Waterhouse,
The Harcourt Centre                                    1990 to March 1994.
Dublin 2 Ireland

Louise Egan                   Assistant Secretary      Shareholder Servicing Manager,
BISYS Fund Services                                    BISYS Fund Services (Ireland) LTD.,
(Ireland) Limited                                      February 1994 to present;
Floor 2, Block 2                                       Financial Controller,
The Harcourt Centre                                    ITI Services Limited,
Dublin 2 Ireland                                       1990 to February 1994.


COMPENSATION OF TRUSTEES AND OFFICERS

         The Portfolio Trust pays no compensation to the Trustees of the Portfolio Trust affiliated with the Adviser or to the Portfolio Trust's officers.

         The following is an estimate of the compensation to be paid to the Portfolio Trust's Trustees for the period ending December 31, 1997.


--------------------------------------------------------------------------------

                       Aggregate           Aggregate            Aggregate               Aggregate           Total
                     Compensation        Compensation          Compensation           Compensation       Compensation
Name of                from U.S.          from Pound         from Deutschemark        from Canadian       from Fund
 Trustee           Dollar Portfolio   Sterling Portfolio         Portfolio           Dollar Portfolio    Complex (a)(b)
 -------           ----------------   ------------------         ---------           ----------------    --------------

Bryan J. Walsh          $12,000             $12,000               $3,000                $3,000             $30,000

Roger M. Kubarych       $10,000             $10,000               $2,500                $2,500             $25,000

Alan T. Jeffers         $10,000             $10,000               $2,500                $2,500             $25,000

Peter B. Collacott      $     0             $     0               $    0                $    0             $     0

Paul R. Freeman         $     0             $     0               $    0                $    0             $     0
--------------------------------------------------------------------------------


(a) Currently the U.S. Dollar Fund, the Pound Sterling Fund, the Deutschemark Fund and the Canadian Dollar Fund of the Rothschild Five Arrows Currency Trust (the "Trust") and their corresponding Portfolios in the Portfolio Trust are the only funds in the fund complex. No other compensation, including pension or other retirement benefits, is paid to the Trustees by the fund complex. The Trustees receive no compensation for their service as Trustees of the Trust.


(b) Trustees fees will be allocated among the Portfolios in proportion to their respective net asset values. The allocation shown reflects an estimate of the relative net asset values of the Portfolios for the period ending December 31, 1997.


ITEM 15.  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.

         As of the close of business on ________, the U.S. Dollar Fund, the Pound Sterling Fund, the Deutschemark Fund and the Canadian Dollar Fund (the "Funds"), series of shares of Rothschild Five Arrows Currency Trust, owned approximately 100% of the value of the outstanding interests in their corresponding Portfolios. Because each Fund controls its corresponding Portfolio, it may take actions without the approval of any other investor in such Portfolio.

         Since, as of the approximate time of this Prospectus, an affiliated person of the Investment Adviser was the beneficial owner of all or a substantial amount of the outstanding shares of the Funds it may also be deemed to be in control of the Portfolios as control is defined in the 1940 Act. Such owners may acquire additional shares of the Funds. Although sales of the Funds' shares to other investors will reduce its percentage ownership in the Funds and the Portfolios, so long as 25% of a class of shares of either a Funds or a Portfolio is so owned, the owner will be presumed to be in control of such class of shares for purposes of voting on certain matters submitted to a vote of shareholders.

         Each Fund has informed the Portfolio Trust that whenever it is requested to vote on matters pertaining to the fundamental policies of its corresponding Portfolio, the relevant Fund will hold a meeting of shareholders and will cast its votes as instructed by such Fund's shareholders. It is anticipated that other registered investment companies investing in the Portfolios will follow the same or a similar practice.

ITEM 16.  INVESTMENT ADVISORY AND OTHER SERVICES.

INVESTMENT ADVISER OF THE PORTFOLIO TRUST

         Rothschild International Asset Management Limited (the "Investment Adviser") serves as the Investment Adviser to the Portfolio pursuant to a written investment advisory agreement with the Portfolio Trust (the "Master Investment Advisory Agreement"). The Investment Adviser is a British corporation organized in 1975 and is registered under the Investment Advisers Act of 1940.

         The Investment Adviser is an indirect, wholly-owned subsidiary of Rothschild Continuation Holdings AG, a Swiss corporation. Twenty percent (20%) of the equity of such entity is held by Sun Alliance Group Limited, a British insurance company. The remainder of the equity is held by Rothschild Concordia A.G., a holding company controlled by members of the Rothschild family.

         Certain services provided by the Investment Adviser under the Master Investment Advisory Agreement are described in Part A. These services are provided without reimbursement by the Portfolios for any costs incurred. Under the Master Investment Advisory Agreement, the Investment Adviser is paid a fee based upon a percentage of the Portfolios' average daily net asset value computed as described in Part A. The fee is accrued daily and paid monthly.

         Pursuant to the Master Investment Advisory Agreement, the Portfolios bear expenses of their operations other than those incurred by the Investment Adviser pursuant to the Master Investment Advisory Agreement. Among other expenses, the Portfolios will pay share pricing expenses; custodian fees and expenses; administration fees; legal and auditing fees and expenses; expenses of investor notices and reports; registration and reporting fees and expenses; and Trustees, fees and expenses.

         Unless terminated as provided below, the Master Investment Advisory Agreement continues in full force and effect with respect to each Portfolio until October 16, 1998 and for successive periods of one year thereafter, but only so long as each such continuance is approved annually (i) by either the Trustees of the Portfolio Trust or by the "vote of a majority of the outstanding voting securities" of the Portfolio, and, in either event (ii) by vote of a majority of the Trustees of the Portfolio Trust who are not parties to the Master Investment Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Master Investment Advisory Agreement may be terminated at any time without the payment of any penalty by vote of the Trustees of the Portfolio Trust or by the "vote of a majority of the outstanding voting securities" of any Portfolio or by the Investment Adviser, on sixty days' written notice to the other parties. The Master Investment Advisory Agreement terminates in the event of its assignment as defined in the 1940 Act.

         In an attempt to avoid any potential conflict with portfolio transactions for the Portfolio, the Adviser and the Portfolio Trust have each adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. These restrictions include: pre-clearance of all personal securities transactions and a prohibition of purchasing initial public offerings of securities. These restrictions are a continuation of the basic principle that the interests of the Portfolio and its investors, come before those of the Adviser, its affiliates and their employees.

         The Master Investment Advisory Agreement also provides that, with respect to the Portfolio to which it pertains, the Investment Adviser shall not be liable for any mistake of judgment or in any event whatsoever in the performance of its duties to the Portfolio Trust, except for liability resulting from willful misfeasance, bad faith or gross negligence in the performance of the Investment Adviser's duties or by reason of reckless disregard of its obligations and duties under the Advisory Agreement.

         The Master Advisory Agreement provides that the Investment Adviser may render advisory services to others.

         In addition to receiving its advisory fee, the Investment Adviser may also act and be compensated as investment manager for its clients with respect to assets which are invested in a Portfolio. In some instances the Investment Adviser may elect to credit against any investment management fee received from a client who is also a shareholder in the Portfolio Trust an amount equal to all or a portion of the fees received by the Investment Adviser or any affiliate of the Investment Adviser from a Portfolio with respect to the client's assets invested in the Portfolio.

ADMINISTRATOR OF THE PORTFOLIO

         BISYS Fund Services Limited Partnership, located at 3435 Stelzer Road, Columbus, OH 43219, serves as the administrator to the Portfolios (the "Administrator") pursuant to a written administration agreement with the Portfolio Trust on behalf of the Portfolios. The Administrator provides the Portfolio Trust with office space for managing its affairs and with certain clerical services and facilities. The Administrator currently receives no fee from the Portfolios for its services to the Portfolio Trust.

         The Portfolios' administration agreement can be terminated by either party on not more than sixty days' written notice.

CUSTODIAN

         The Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, NY serves as custodian of all cash and securities of the Portfolios.

INDEPENDENT ACCOUNTANTS

         Coopers & Lybrand L.L.P. serves as independent accountants for the Portfolio Trust and will audit each Portfolio's financial statements annually.


ITEM 17.  BROKERAGE ALLOCATION AND OTHER PRACTICES.

         Portfolio securities are ordinarily purchased directly from the issuer or from an underwriter or a market maker for the securities. Usually no brokerage commissions are paid by any Portfolio for such purchases. Purchases from underwriters of Portfolio securities include a concession paid by the issuer to the underwriter and the purchase price paid to market makers for the securities may include the spread between the bid and asked price.

         A Portfolio may not always pay the lowest commission or spread available. Rather, in determining the amount of commission paid in connection with Portfolio transactions, the Investment Adviser takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker. The Investment Adviser may also take into account payments made by brokers effecting transactions with or for a Portfolio
(i) to the Portfolio or (ii) to other persons on behalf of the Portfolio for services provided to it for which it would be obligated to pay.

         Investment decisions for the Portfolios will be made independently from those for any other account or investment company that is or may in the future become managed by the Investment Adviser or its affiliates. If, however, a Portfolio and other investment companies or accounts managed by the Investment Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by a Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for a Portfolio and for other investment companies and accounts managed by the Investment Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

         No Portfolio transactions are executed with the Investment Adviser or any of its affiliates.


ITEM 18.  CAPITAL STOCK AND OTHER SECURITIES.

         The Portfolios are series of The International Currency Fund, an open-end management investment company registered under the 1940 Act (the "Portfolio Trust"). The Portfolio Trust was organized as a business trust under the laws of the state of Delaware on August 13, 1996.

         Interests in the Portfolios have no preemptive or conversion rights, and are fully paid and non-assessable, except as set forth described in Part A. The Portfolios normally will not hold meetings of holders of such interests except as required under the 1940 Act or its Declaration of Trust. The Portfolios would be required to hold a meeting of holders in the event that at any time less than a majority of their Trustees holding office had been elected by holders. The Trustees of each Portfolio continue to hold office until their successors are elected and have qualified. Holders holding a specified percentage of interests in a Portfolio may call a meeting of holders in the relevant Portfolios for the purpose of removing any Trustee. A Trustee of any Portfolio may be removed upon a majority vote of the interests held by holders in that Portfolio qualified to vote in the election. The 1940 Act requires the Portfolio to assist their holders in calling such a meeting. Upon liquidation of any Portfolio, holders in such Portfolio would be entitled to share pro rata in the net assets of such Portfolio available for distribution to holders.

         Each holder in a Portfolio is entitled to a vote in proportion to its percentage interest in the Portfolio.

ITEM 19.  PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED.

         Beneficial interests in the Portfolios are issued solely in transactions that are exempt from registration under the Securities Act of 1933. See "General Description of Registrant," "Purchase of Securities Being Offered" and "Redemption" in Part A.

         The net asset value of the Portfolios is determined by the Administrator (as agent for the Portfolios). The Portfolios will only price their respective shares or interests on Trust Business Days (as defined in Part
A). With respect to the U.S. Dollar Portfolio, which is a "money market fund," as defined in the 1940 Act, the valuation of the instruments it holds at amortized cost is permitted in accordance with Rule 2a-7 and certain procedures established by the Trustees of the Portfolio Trust thereunder. With respect to all other Portfolios, which are not money market funds, the use of the amortized cost method as a reasonable means of approximating the market value of each other Portfolio's assets is consistent with a long-standing practice of many U.S. registered investment companies to value "high-quality" debt securities with maturities of 60 days or less at amortized cost.

         The amortized cost of an instrument is determined by valuing it at cost originally and thereafter accreting any discount or amortizing any premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although the amortized cost method provides certainty in valuation, it may result at times in determinations of value that are higher or lower than the price the Portfolios would receive if the instruments were sold. Consequently, changes in the market value of instruments held by the Portfolios during periods of rising or falling interest rates will not be reflected either in the computation of net asset value of the Portfolios or in the daily computation of its net investment income.

         The procedures of the Portfolios are designed to facilitate, to the extent reasonably possible, the maintenance of the price per share of registered investment companies and other collective investment vehicles that invest in the Portfolios, as computed for the purpose of the distribution and redemption of shares, at $1.00 in the case of an investor investing in the U.S. Dollar Portfolio, at (pound)1.00 in the case of an investor investing in the Pound Sterling Portfolio, at DM 1.00 in the case of an investor investing in the Deutschemark Portfolio and at C$1.00 in the case of an investor investing in the Canadian Dollar Fund (the "Stabilized Prices"). These procedures include review of the Portfolios' holdings by the Trustees of the Portfolio Trust and Trust, at such intervals as they may deem appropriate, to determine whether the Portfolios' net asset values calculated by using readily available market quotations deviates from the valuation based on amortized cost, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing interest holders. In the event the Trustees of the Portfolio Trust and Trust determine that such a deviation exists, they will take such corrective action as they consider to be necessary or appropriate, which action could include the sale of instruments held by the Portfolios prior to maturity (to realize capital gains or loses); the shortening of average portfolio maturity; withholding dividends; redemption of shares in kind; or establishing a net asset value per share by using readily available market quotations.

         Since the net investment incomes of each entity investing in a Portfolio is declared as a dividend each time such income is determined, the net asset value per share of each entity investing in a Portfolio remains at its respective Stabilized Price immediately after such determination and dividend declaration. It is expected that each such investing entity's net investment income will be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, default by an issuer of a portfolio security, or for any other reason the net investment income of each Portfolio determined at any time is a negative amount, such Portfolio will offset such amount allocable to each then interest holder's account from dividends accrued with respect to such account. If at the time of payment of a dividend (either at the regular dividend payment date, or, in the case of an interest holder who is withdrawing all or substantially all of its interest in an account, at the time of redemption), such negative amount exceeds an interest holder's accrued dividends, the relevant Portfolio will reduce the interest by treating the interest holder as having contributed to the capital of that Portfolio that amount of its interest which represents the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in the relevant entity investing in such Portfolio.

         Should the Portfolios incur or anticipate any unusual or unexpected significant expense, loss or depreciation which would affect disproportionately their investors' net investment income for a particular period, the Trustees of the Portfolio Trust would at that time consider whether to adhere to its daily dividend policy or to revise it in the light of the then prevailing circumstances. Such expenses, losses or depreciation may nevertheless result in a shareholder's receiving no dividends for the period during which the shares are held and in receiving upon redemption a price per share lower than the purchase price of such shares.

         Each Portfolio intends to pay redemption proceeds in cash for all interests redeemed but, under certain conditions, each Portfolio may make payment wholly or partly in portfolio securities. Each Portfolio will select such securities in a manner it considers equitable, regardless of which securities were deposited by the investor or the composition of such Portfolio's portfolio at the time of the redemption in-kind. Portfolio securities paid upon withdrawal or reduction of an interest-holder's investment in such Portfolio will be valued at their then current market value. The Portfolio Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act which limits each Portfolio's obligation to make cash redemption payments to any investor during any 90 day period to the lesser of $250,000 or 1% of such Portfolio's net asset value at the beginning of such period. An investor may incur brokerage costs in converting portfolio securities received upon redemption to cash. Each Portfolio intends not to redeem an investor's interest in-kind except in circumstances in which the particular investor is permitted to redeem in-kind or in the event that the particular investor completely withdraws its interest in the such Portfolio.

ITEM 20.  TAX STATUS.

         The Portfolio Trust is organized as a business trust under Delaware law. Under the Portfolio Trust's current method of operation as a partnership, no Portfolio will be subject to any income tax. However, each investor in a Portfolio will be taxable on its share (as determined in accordance with the governing instruments of the Portfolio Trust) of such Portfolio's ordinary income and capital gain in determining its income tax liability. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended, and regulations promulgated thereunder.

         The Portfolio Trust's taxable year-end is the last day of October. Although the Portfolio Trust will not be subject to Federal income tax, it will file appropriate federal income tax returns.

         Each Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its investable assets in the Portfolio. Investors are advised to consult their own tax advisors as to the tax consequences of an investment in a Portfolio.

ITEM 21.  UNDERWRITERS.

         Not applicable.

ITEM 22.  CALCULATION OF PERFORMANCE DATA.

         Not applicable.

ITEM 23.  FINANCIAL STATEMENTS.

         Investors will receive the relevant Portfolio's unaudited semi-annual reports and annual reports audited by the Portfolio's independent accountants.

              INFORMATION ABOUT SECURITIES RATINGS OF NATIONALLY
            RECOGNIZED STATISTICAL RATING ORGANIZATIONS ("NRSROs")


Ratings of Short-Term Corporate Debt Securities
----------------------------------------------

        MOODY'S INVESTORS SERVICE, INC. Moody's Commercial Paper ratings, which are also applicable to municipal paper investments permitted to be made by the Fund, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1):  Superior capacity for repayment.

P-2 (Prime-2):  Strong capacity for repayment.

S&P's

         S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have an adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

        IBCA LIMITED/IBCA INC. Short-term obligations, including commercial paper, rated A-1+ by IBCA Limited or its affiliate IBCA Inc. are obligations supported by the highest capacity for timely repayment. Obligations rated A-1 have a very strong capacity for timely repayment. Obligations rated A-2 have a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

        FITCH INVESTORS SERVICES, INC. Fitch Investors Services, Inc. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

        DUFF & PHELPS INC. Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment; Short-term liquidity is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of time payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

        THOMSON BANKWATCH, INC. ("BANKWATCH"). BankWatch will assign both short-term debt ratings and issuer ratings to the issuers it rates. BankWatch will assign a short-term ("TBW-1" "TBW-2," "TBW-3," or "TBW-4") to each class of debt (e.g., commercial paper or non-convertible debt), having a maturity of one-year or less, issued by a holding company structure or an entity within the holding company structure that is rated by BankWatch. Additionally, BankWatch will assign an issuer rating ("A" A/B," "B," "B/C," "C," "C/D" "D," "D/E," and "E") to each issuer that it rates.

        Certain NRSROs utilize rankings within rating categories indicated by a + or -. The Portfolios, in accordance with industry practice, recognize such rankings with categories as graduations, viewing for example S&P's rating of A-1+ and A-1 as being in S&P's highest rating category.

Rating of Long-Term Corporate Debt Securities
----------------------------------------------

        MOODY'S INVESTORS SERVICE, INC. Aaa-Best quality. These securities carry the smallest degree if investment risk and are generally referred to as "gilt edge." Interest payment are protected by a large, or by an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa-High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which made the long-term risks appear somewhat greater.

        STANDARD & POOR'S CORPORATION. AAA-Highest grade. They possess the ultimate degree of protection as to principal and interest. Marketwise, they move with interest rates, and hence provide the maximum safety on all counts. AA-High grade. Generally, these bonds differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

        FITCH INVESTORS SERVICE, INC. AAA-High grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an "AAA" bond is the showing of earning several times or many times interest requirements for such stability of applicable interest that safety is beyond reasonable question whenever changes occur in conditions. Other features may be considered, such as a wide margin of protection through collateral, security or direct lien on specific property. Sinking funds or voluntary reduction of debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may influence their rating. AA-Of safety virtually beyond question and readily salable. Their merits are not greatly unlike those of "AAA" class but a bond so rated may be junior though it has a strong lien, or the margin of safety may be less strikingly broad. The issue may be the obligations of a small company, strongly secured, but influenced as to rating by the lesser financial power of the enterprise and more local type or market.

                                     PART C
                                     ------

               To the Registration Statement of The International
                           Currency Fund (the "Trust")


Item 24.          Financial Statements and Exhibits.
--------          ----------------------------------

                  (a)      Financial Statements:

                           (1) Financial Statements included in PART A of this Registration Statement:

                                            [None]

                           (2) Financial Statements included in PART B of this Registration Statement:

                                    Financial Statements for the U.S. Dollar
                                    Portfolio, Pound Sterling Portfolio,
                                    Deutschemark Portfolio and Canadian Dollar
                                    Portfolio (collectively, the "Portfolios") as of ______, 1996.*

                                            Report of Independent Accountants
                                            Statement of Assets and Liabilities

                  (b)      Exhibits:

         Exhibit No.                                 Description
         -----------                                 -----------

               1 Agreement and Declaration of Trust of the Trust.

               2                    By-Laws of the Trust.

               3                    Not Applicable.

               4                    Not applicable.

               5                    Investment Advisory Contract between
                                    the International Currency Fund and
                                    Rothschild International Asset Management
                                    Limited.*

               6                    Not applicable.


* To be filed by amendment.

       Exhibit No.                                   Description
       -----------                                   -----------

               7                    Not applicable.

               8 Custody Agreement between the Trust and The Chase Manhattan Bank.*

               9 (a) Administration Agreement between the Trust and BISYS Fund Services Limited Partnership.*

                                    (b)  Fund Accounting Agreement between the
                                    Trust and BISYS Fund Services, Inc.*

              10 Legal opinion and consent of Goodwin, Procter & Hoar LLP with respect to the Funds.*

              11 Consent of Coopers & Lybrand L.L. P. with respect to the Funds.*

              12                    Not applicable.

              13 Purchase Agreement with respect to initial capital.*

              14                    Not applicable.

              15                    Not applicable.

              16                    Not applicable.

              17                    Financial Data Schedules for the Funds.*

              18                    Not applicable.

              19                    Not applicable


* To be filed by amendment.

Item 25.          Persons Controlled by or Under Common Control with Trust.
--------          ---------------------------------------------------------

         As of the close of business on ________, the U.S. Dollar Fund, the Pound Sterling Fund, the Deutschemark Fund and the Canadian Dollar Fund (the "Funds"), series of shares of Five Arrows World Cash Management Fund, an investment company registered under the Investment Company act of 1940, owned approximately ___% of the value of the outstanding interests in the corresponding Portfolios of the Trust that invest in securities denominated in the Designated Currencies of such Funds. Because each Fund controls its corresponding Portfolio, it may take actions without the approval of any other investor in such Portfolio.

         Since, as of the approximate time of this Prospectus, an affiliated person of the Investment Adviser was the beneficial owner of all or a substantial amount of the outstanding shares of the Funds it may also be deemed to be in control of the Portfolios as control is defined in the 1940 Act. Such owners may acquire additional shares of the Funds. Although sales of the Funds' shares to other investors will reduce its percentage ownership in the Funds and the Portfolios, so long as 25% of a class of shares of either a Fund or a Portfolio is so owned, the owner will be presumed to be in control of such class of shares for purposes of voting on certain matters submitted to a vote of shareholders.


Item 26.          Number of Holders of Securities.
--------          --------------------------------

         As of ___________, 1996, the record holders of each class of Trust's securities were as follows:


                  Title of Class                      Number of Record Holders
                  --------------                      ------------------------

                  U.S. Dollar Portfolio

                  Pound Sterling Portfolio

                  Deutschemark Portfolio

                  Canadian Dollar Portfolio


Item 27.          Indemnification.
--------          ----------------

                  Under Article VIII of the Trust's Agreement and Declaration of Trust, any present or former Trustee, Officer, agent or employee or person serving in such capacity with another entity at the request of the Trust ("Covered Person") shall be indemnified against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromises or as fines or penalties, and expenses, including reasonable legal and accounting fees, in connection with the defense or disposition of any proceeding by or in the name of the Trust or any shareholder in his capacity as such if: (i) a favorable final decision on the merits is made by a court or administrative body; or (ii) a reasonable determination is made by a vote of the majority of a quorum of disinterested Trustees or by independent legal counsel that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in his office ("Disabling Conduct"); or (iii) a determination is made to indemnify the Covered Person under procedures approved by the Board of Trustees which in the opinion of independent legal counsel are not inconsistent with the Investment Company Act of 1940. Said Article VI further provides that the Trust shall indemnify any Covered Person against any such liabilities and expenses incurred in connection with the defense or disposition of any other type of proceeding except with respect to any matter as to which the Covered Person shall have engaged in Disabling Conduct or shall have been finally adjudicated not to have acted in good faith and in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust.


Item 28.          Business and Other Connections of Investment Adviser.
--------          -----------------------------------------------------


                  Rothschild International Asset Management Limited (the "Investment Adviser") is a registered investment adviser. The Investment Adviser's offices are located at Five Arrows House, St. Swithin's Lane, London EC4N 8NR England. The Investment Adviser is a British corporation that was formed in 1975. It is an indirect subsidiary of Rothschild Concordia AG of Zug, Switzerland, a holding company whose subsidiaries manage approximately $27 billion of assets, spread across equities, bonds and currencies. The Investment Adviser offers a wide range of investment advisory services to both individuals and institutions.

         The business and other connections of the officers and directors of Rothschild International Asset Management Limited , the Investment Adviser to all series of the Registrant, are listed on the Form ADV of the Investment Adviser as currently on file with the Commission (File no. 801-15132), the text of which is hereby incorporated by reference.

Item 29.          Principal Underwriters.
--------          -----------------------

         (a) The shares of beneficial interest of the Trust are not publicly offered and therefore the Trust does not utilize the services of a distributor or principal underwriter.

         (b) Not applicable





                  (c)      Not applicable.

Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  The accounts and records of the Trust are maintained at the offices of the Trust at 3435 Stelzer Road, Columbus, OH 43219-3035.

Item 31.          Management Services.
--------          --------------------

                  Not applicable.

Item 32.          Undertakings.
--------          -------------

                  (a)      Not applicable.

                  (b) The Trust hereby undertakes to file a post-effective amendment, using financial statements which do not have to be certified, within four to six months from the effective date of the Trust's 1933 Act registration statement.

                  (c) Trust hereby undertakes to furnish each person, upon request and without charge, to whom a Prospectus with respect to a series of the Trust is delivered with a copy of the latest annual report to shareholders with respect to that series.

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this Pre-Effective Amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, on the 25th day of November, 1996.


                                     THE INTERNATIONAL CURRENCY FUND

                                     By: /s/ Peter B. Collacott
                                        -----------------------------
                                        Peter B. Collacott, President